Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Subscription Receivable	Total
Balance at at Dec. 31, 2019		$ 3,059	$ (367,174)	$ 36,391,819	$ (44,580,437)		$ (5,995)		$ (8,558,728)
Balance at (in Shares) at Dec. 31, 2019		3,059,646	(53,283)
Shares issued with notes payable		$ 60		243,685					243,745
Shares issued with notes payable (in Shares)		59,774
Stock based compensation		$ 170		5,743,970					5,744,140
Stock based compensation (in Shares)		169,800
Shares issued to settle vendor liabilities		$ 24		235,607					235,631
Shares issued to settle vendor liabilities (in Shares)		23,565
Conversion of warrants to stock		$ 7		(4,236)					(4,229)
Conversion of warrants to stock (in Shares)		7,239
Conversion of options to stock		$ 229		1,116,802					1,117,031
Conversion of options to stock (in Shares)		229,491
Stock warrants issued with note payable				1,078,501					1,078,501
Cancellation of Treasury stock		$ (50)	$ 374,184	(374,134)
Cancellation of Treasury stock (in Shares)		(50,650)	54,343
Purchase of treasury stock			$ (69,416)						(69,416)
Purchase of treasury stock (in Shares)			(6,717)
Recognition of intrinsic value of beneficial conversion features – convertible notes				3,099,837					3,099,837
Cash received for common stock and warrants		$ 1,725		7,028,355					7,030,080
Cash received for common stock and warrants (in Shares)		1,725,000
Cash received for preferred series E and warrants	$ 8			6,710,417				(40,000)	6,670,425
Cash received for preferred series E and warrants (in Shares)	7,738
Common stock and warrants issued upon conversion of notes payable		$ 769		3,182,898					3,183,667
Common stock and warrants issued upon conversion of notes payable (in Shares)		768,225
Common stock and warrants issued upon extinguishment of notes payable		$ 2,744		9,915,790					9,918,534
Common stock and warrants issued upon extinguishment of notes payable (in Shares)		2,744,288
Foreign currency translation adjustments							(31,239)		(31,239)
Dividends				3,135,702	(3,135,702)
Net loss					(24,212,783)				(24,212,783)
Balance at at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance at (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 112		1,345,803					1,345,915
Stock based compensation (in Shares)		112,261
Shares issued for prepaid services		$ 40		191,960					192,000
Shares issued for prepaid services (in Shares)		40,000
Shares issued to settle vendor liabilities		$ 45		181,341					181,386
Shares issued to settle vendor liabilities (in Shares)		44,895
Common stock issued upon conversion of notes payable		$ 65		142,735					142,800
Common stock issued upon conversion of notes payable (in Shares)		65,328
Exercise of warrants to stock		$ 302		1,272,370					1,272,672
Exercise of warrants to stock (in Shares)		302,434
Conversion of preferred series E to stock	$ (7)	$ 1,624		(1,617)
Conversion of preferred series E to stock (in Shares)	(6,690)	1,623,730
Foreign currency translation adjustments							(7,311)		(7,311)
Net loss					(6,643,237)				(6,643,237)
Balance at at Mar. 31, 2021	$ 1	$ 10,925	$ (62,406)	80,633,380	(78,572,159)		(44,545)		1,965,196
Balance at (in Shares) at Mar. 31, 2021	1,088	10,925,026	(5,657)
Balance at at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance at (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 388		9,446,687					9,447,075
Stock based compensation (in Shares)		388,411
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)		294,895
Conversion of warrants to stock									(129,375)
Stock warrants issued with note payable				1,665,682					1,665,682
Shares issued for acquisition		$ 388		1,217,828		1,967,446			3,185,662
Shares issued for acquisition (in Shares)		387,847
Cash received for common stock and warrants		$ 1,687		5,665,263					5,666,950
Cash received for common stock and warrants (in Shares)		1,687,500
Common stock issued upon conversion of notes payable		$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of notes payable (in Shares)		1,128,999
Exercise of warrants to stock		$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)		2,250,691
Cash received for preferred series E and warrants				(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (8)	$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)	1,766,449
Foreign currency translation adjustments							(41,038)		(41,038)
Dividends				410,750	(410,750)
Net loss					(37,292,902)	(86,251)			(37,379,153)
Balance at at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance at (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 18		1,067,591					1,067,609
Stock based compensation (in Shares)		18,171
Shares issued for prepaid services		$ 50		68,950					69,000
Shares issued for prepaid services (in Shares)		50,000
Cash received for common stock and warrants		$ 3,046		4,994,254					4,997,300
Cash received for common stock and warrants (in Shares)		3,046,314
Common stock issued upon conversion of notes payable		$ 110		173,346					173,456
Common stock issued upon conversion of notes payable (in Shares)		109,435
Foreign currency translation adjustments							(4,950)		(4,950)
Dividends				81,728	(81,728)
Net loss					(6,263,162)	(617,886)			(6,881,048)
Balance at at Mar. 31, 2022		$ 19,915	$ (62,406)	$ 117,949,487	$ (115,977,464)	$ 1,263,309	$ (83,222)		$ 3,109,619
Balance at (in Shares) at Mar. 31, 2022	500	19,915,090	(5,657)